Intangible assets - Impairment testing (Details) $ in Millions	12 Months Ended
Sep. 30, 2022 AUD ($)
Intangible assets
Impairment of goodwill	$ 122
Annual impairment testing
Intangible assets
Impairment of goodwill	$ 122